Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 87,356,000	£ 51,962,000	£ 76,972,000	£ 86,703,000
Interest Rate Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 87,400,000	52,000,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents held on variable and short term fixed rate deposits	£ 269,511	244,674
Currency Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 70,419,000	28,980,000
Percentage of increase in foreign exchange rate	1.00%
Reduction in financial assets and liabilities in foreign currencies	£ (710,592)	£ (295,498)